UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Ticker: RAYC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Rayliant Quantamental China Equity ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funds.rayliant.com/rayc. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental China Equity ETF	$87	0.80%

How did the Fund perform in the last year?

For the 12-month period from October 1, 2023 through September 30, 2024, the Fund outperformed its benchmark, with its NAV increasing 16.91% versus a 16.74% gain for the CSI 300 Index (USD) (TR), a popular benchmark for Chinese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

After considerable weakness throughout most of the year on concerns over a struggling domestic economy, including headwinds in the Chinese property market, policymakers announced strong monetary and fiscal support measures near the close of the third quarter, leading to a substantial rally in mainland shares, accounting for the Fund’s strong positive return over the last twelve months. Outperformance resulted from tilts toward cheap stocks and those with a lower-risk profile, along with stocks featuring strong investor sentiment. From a sector allocation perspective, the greatest contributor to relative return was an overweight to Consumer Discretionary stocks, although selection effects were the most significant source of excess returns, overall, particularly within the Consumer Discretionary and Materials sectors.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a diversified portfolio of China A shares with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Consumer Staples, and Industrials; the largest underweights were to Information Technology, Utilities, and Communication Services.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant Quantamental China Equity ETF - $6914	CSI 300 Index (USD) (TR) - $8020
Dec/20	$10000	$10000
Sep/21	$9964	$9773
Sep/22	$7181	$7112
Sep/23	$5914	$6870
Sep/24	$6914	$8020

Since its inception on December 30, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/rayc for current month-end performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental China Equity ETF	16.91%	-9.36%
CSI 300 Index (USD) (TR)	16.74%	-5.71%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$40,299,716	128	$27,173	169%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
22.3%
Industrials
17.2%
Consumer Staples
14.7%
Consumer Discretionary
13.2%
Information Technology
11.5%
Materials
9.0%
Health Care
5.5%
Energy
2.9%
Utilities
2.3%
Communication Services
0.6%
Real Estate
0.6%

Value	Value
Real Estate	0.6%
Communication Services	0.6%
Utilities	2.3%
Energy	2.9%
Health Care	5.5%
Materials	9.0%
Information Technology	11.5%
Consumer Discretionary	13.2%
Consumer Staples	14.7%
Industrials	17.2%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kweichow Moutai, Cl A	6.1%
Ping An Insurance Group of China, Cl A	5.5%
Contemporary Amperex Technology, Cl A	3.8%
Shenzhen Mindray Bio-Medical Electronics, Cl A	3.2%
China Merchants Bank, Cl A	3.0%
Midea Group, Cl A	3.0%
BYD, Cl A	2.6%
China Pacific Insurance Group, Cl A	2.5%
Wuliangye Yibin, Cl A	2.2%
China State Construction Engineering, Cl A	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayc

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant Quantamental China Equity ETF

The Advisors' Inner Circle Fund III - RAYC

Principal Listing Exchange - NYSE Arca

Annual Shareholder Report - September 30, 2024

RAY-AR-TSR-2024-1

The Advisors' Inner Circle Fund III

Rayliant Quantamental Emerging Market ex-China Equity ETF

Ticker: RAYE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Rayliant Quantamental Emerging Market ex-China Equity ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funds.rayliant.com/raye. You can also request this information by contacting us at 866-898-1688. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental Emerging Market ex-China Equity ETF	$100	0.88%

How did the Fund perform in the last year?

For the 12-month period from October 1, 2023 through September 30, 2024, the Fund modestly underperformed its benchmark, with its NAV increasing 26.44% versus a 27.40% gain for the MSCI Emerging Markets ex-China Index, a popular benchmark for global emerging markets equities excluding China. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Global risk assets rallied over the last year, reacting to the Fed’s December 2023 announcement of a pivot in its previously restrictive monetary policy—commencing in September 2024, with an initial cut of 50 bps—along with continued excitement around AI and related technologies. Such “risk on” sentiment provided support to emerging markets equities, with expectations that Fed easing and a US soft landing would provide the tailwinds of robust export activity and a weakening dollar, accounting for the Fund’s strong positive return over the last twelve months. From a factor perspective, value was the principal detractor, offset by exceptionally strong performance among signals tracking investor sentiment. Over the last twelve months, the Fund’s timely underweight to Materials stocks and strong selection within the Financials and Energy sectors and among Indian and South Korean stocks were not enough to overcome underperformance of an overweight to South Korean shares and weak stock-picking within the Information Technology sector.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a diversified portfolio of emerging market stocks excluding China with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Information Technology, and Industrials; the largest underweights were to Materials, Financials, and Utilities. The Fund’s largest overweights at the region level were to South Korea, Taiwan, and Greece; the largest underweights were to India, Brazil, and Saudi Arabia.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant Quantamental Emerging Market ex-China Equity ETF - $11363	MSCI Emerging Markets ex-China Index* - $11203	MSCI Emerging Markets Index (Net) (USD) - $10422
Dec/21	$10000	$10000	$10000
Sep/22	$7903	$7669	$7402
Sep/23	$8987	$8793	$8268
Sep/24	$11363	$11203	$10422

Since its inception on December 15, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/raye for current month-end performance.

*On October 24, 2023, the Fund's benchmark changed from the MSCI Emerging Marketing Index (Net)(USD) to the MSCI Emerging Markets ex-China Index (Net)(USD) because the Adviser believes that the MSCI Emerging Markets ex-China Index (Net)(USD) better reflects the Fund's investment universe.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental Emerging Market ex-China Equity ETF	26.44%	4.68%
MSCI Emerging Markets ex-China Index*	27.40%	4.15%
MSCI Emerging Markets Index (Net) (USD)	26.05%	1.49%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,690,387	169	$33,348	205%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Taiwan 27.2%
India 25.5%
South Korea 20.1%
South Africa 4.7%
Brazil 3.9%
Saudi Arabia 3.4%
Greece 2.5%
Thailand 2.5%
Mexico 1.9%
United Arab Emirates 1.7%
Turkey 1.4%
Malaysia 0.9%
Other Countries 4.0%

Value	Value
Other Countries	4.0%
Malaysia	0.9%
Turkey	1.4%
United Arab Emirates	1.7%
Mexico	1.9%
Thailand	2.5%
Greece	2.5%
Saudi Arabia	3.4%
Brazil	3.9%
South Africa	4.7%
South Korea	20.1%
India	25.5%
Taiwan	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	14.3%
Samsung Electronics	4.5%
Trent	2.1%
Hon Hai Precision Industry	1.7%
Itausa	1.6%
Bharti Airtel	1.4%
SK Hynix	1.4%
HDFC Asset Management	1.3%
Hindustan Aeronautics	1.3%
Krafton	1.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.funds.rayliant.com/raye or upon request at 866-898-1688.

  The Fund changed its name from Rayliant Quantamental Emerging Market Equity ETF to Rayliant Quantamental Emerging Market ex-China Equity ETF.

  The Fund’s investment objective changed to investing at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities of companies in emerging markets, excluding China.

  The Fund changed its benchmark from MSCI Emerging Markets Index to MSCI Emerging Markets ex-China Index.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/raye

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant Quantamental Emerging Market ex-China Equity ETF

The Advisors' Inner Circle Fund III - RAYE

Principal Listing Exchange - NYSE Arca

Annual Shareholder Report - September 30, 2024

RAY-AR-TSR-2024-2

The Advisors' Inner Circle Fund III

Rayliant Quantitative Developed Market Equity ETF

Ticker: RAYD

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Rayliant Quantitative Developed Market Equity ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://funds.rayliant.com/rayd. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantitative Developed Market Equity ETF	$94	0.80%

How did the Fund perform in the last year?

For the 12-month period from October 1, 2023 through September 30, 2024, the Fund outperformed its benchmark, with its NAV increasing 34.93% versus a 32.43% gain for the MSCI World Index (Net) (USD), a popular benchmark for global developed markets equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Global risk assets rallied over the last year, reacting to the Fed’s December 2023 announcement of a pivot in its previously restrictive monetary policy—commencing in September 2024, with an initial cut of 50 bps—along with continued excitement around AI and related technologies. Such “risk on” sentiment provided support to developed markets equities, with expectations that Fed easing and a US soft landing would lead to robust global growth, accounting for the Fund’s strong positive return over the last twelve months. Outperformance resulted from tilts toward high-quality growth stocks and those featuring strong investor sentiment. From an allocation perspective, the greatest contributor to relative return was an overweight to Information Technology stocks, although selection effects were the most significant source of excess returns, overall, particularly within the Consumer Staples and Health Care sectors, and among US stocks.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a diversified portfolio of developed market stocks with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Consumer Staples, Consumer Discretionary, and Communication Services; the largest underweights were to Utilities, Industrials, and Real Estate. The Fund’s largest overweights at the region level were to Sweden, the United Kingdom, and Hong Kong; the largest underweights were to Japan, France, and the United States.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant Quantitative Developed Market Equity ETF - $12809	MSCI World Index (Net) (USD) - $12264
Dec/21	$10000	$10000
Sep/22	$8153	$7594
Sep/23	$9493	$9261
Sep/24	$12809	$12264

Since its inception on December 15, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/rayd for current month-end performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantitative Developed Market Equity ETF	34.93%	9.26%
MSCI World Index (Net) (USD)	32.43%	7.58%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,244,316	175	$179,359	164%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
74.3%
Japan
3.4%
United Kingdom
2.9%
Switzerland
2.8%
Germany
2.7%
Sweden
2.0%
Canada
2.0%
France
1.4%
Brazil
1.2%
Denmark
1.0%
Hong Kong
0.9%
Australia
0.8%
Other Countries
4.1%

Value	Value
Other Countries	4.1%
Australia	0.8%
Hong Kong	0.9%
Denmark	1.0%
Brazil	1.2%
France	1.4%
Canada	2.0%
Sweden	2.0%
Germany	2.7%
Switzerland	2.8%
United Kingdom	2.9%
Japan	3.4%
United States	74.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.6%
Apple	5.5%
Microsoft	4.9%
Amazon.com	3.1%
Alphabet, Cl A	2.7%
Costco Wholesale	2.4%
Booking Holdings	2.2%
Shell	2.0%
Allianz	1.7%
Eli Lilly	1.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayd

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant Quantitative Developed Market Equity ETF

The Advisors' Inner Circle Fund III - RAYD

Principal Listing Exchange - NYSE Arca

Annual Shareholder Report - September 30, 2024

RAY-AR-TSR-2024-3

The Advisors' Inner Circle Fund III

Rayliant SMDAM Japan Equity ETF

Ticker: RAYJ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from April 3, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$38	0.72%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the period from the Fund’s April 3, 2024 inception through September 30, 2024, the Fund strongly outperformed its benchmark, with its NAV increasing 12.84% versus a 4.99% gain for the Tokyo Stock Exchange TOPIX (TR) (USD), a popular benchmark for Japanese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Since the Fund launched in April 2024, conditions for Japanese stocks have continued to be positive, as an unusually weak yen has spurred reflation and a return to growth, helping Japanese households and businesses shake off poor sentiment tied to decades of deflation and economic weakness. Those positive emerging trends have been reinforced by effective policies pushing corporate reform, along with a Bank of Japan perceived as supportive of growth—despite raising interest rates this March for the first time since 2007. These factors account for the Fund’s strong positive return since its inception. Outperformance versus the Tokyo Stock Exchange TOPIX (TR) (USD) resulted entirely from strong stock selection among the portfolio’s high-conviction picks, particularly within the Consumer Discretionary, Industrials, and Consumer Staples sectors. From a sector allocation perspective, an overweight to Industrials, one of the best-performing sectors over this period, helped to offset the drag of an overweight to Consumer Discretionary, the worst-performing sector in the benchmark.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a high-conviction portfolio of Japanese shares selected with the objective of capturing mispricings through a focus on, among other things, strong fundamentals and high-quality, sustainable growth. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Industrials, and Materials; the largest underweights were to Financials, Health Care, and Communication Services.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant SMDAM Japan Equity ETF - $11284	Tokyo Stock Exchange TOPIX (TR) (USD) - $10499
Apr/24	$10000	$10000
Apr/24	$9752	$9778
May/24	$9892	$9905
Jun/24	$9896	$9817
Jul/24	$10452	$10438
Aug/24	$10872	$10474
Sep/24	$11284	$10499

Since its inception on April 3, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/rayj for current month-end performance.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	Cumulative Since Inception
Rayliant SMDAM Japan Equity ETF	12.84%
Tokyo Stock Exchange TOPIX (TR) (USD)	4.99%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,557,371	30	$0	15%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Discretionary
30.3%
Industrials
29.4%
Information Technology
12.1%
Financials
8.4%
Materials
6.4%
Consumer Staples
5.9%
Health Care
3.4%
Communication Services
3.3%

Value	Value
Communication Services	3.3%
Health Care	3.4%
Consumer Staples	5.9%
Materials	6.4%
Financials	8.4%
Information Technology	12.1%
Industrials	29.4%
Consumer Discretionary	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Fujikura	6.1%
Mitsubishi UFJ Financial Group	5.0%
Fast Retailing	4.6%
Asics	4.5%
Sanrio	4.5%
Maruwa	4.3%
NEC	4.0%
Hitachi	3.8%
SIGMAXYZ Holdings	3.8%
Shin-Etsu Chemical	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayj

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant SMDAM Japan Equity ETF

The Advisors' Inner Circle Fund III - RAYJ

Principal Listing Exchange - NYSE Arca

Annual Shareholder Report - September 30, 2024

RAY-AR-TSR-2024-4

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$808,066	None	None	$742,366	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$25,000(2)	None	None	$35,000(2)
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$138,792	None	None	$138,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$22,476(3)	None	None	$20,850(3)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$65,600	None	None	$60,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax return preparation fees for affiliates of the Funds.
(3)	Tax Fees for UK Reporting Fund Status.
(4)	Fees in connection with international withholding tax analysis.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $25,000 and $35,000 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $22,476 and $20,850 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Rayliant Quantamental Emerging Market ex-China Equity ETF

Rayliant Quantitative Developed Market Equity ETF

Rayliant SMDAM Japan Equity ETF

 ANNUAL FINANCIALS AND OTHER INFORMATION

 SEPTEMBER 30, 2024

 Investment Adviser:

Rayliant Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	25
Statements of Changes in Net Assets	28
Financial Highlights	32
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	61
Approval of Investment Advisory Agreement & Investment Sub-Advisory Agreement (Form N-CSR Item 11)	64
Notice to Shareholders	71

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%
	Shares	Value
CHINA — 99.8%
Communication Services — 0.6%
37 Interactive Entertainment Network Technology Group, Cl A	32,200	$82,356
Focus Media Information Technology, Cl A	159,072	160,694
		243,050
Consumer Discretionary — 13.2%
Autel Intelligent Technology, Cl A	75,400	341,736
Beijing Roborock Technology, Cl A	8,680	344,687
BYD, Cl A	23,700	1,040,665
Changzhou Xingyu Automotive Lighting Systems, Cl A	3,800	80,179
China Tourism Group Duty Free, Cl A	16,200	178,697
Fuyao Glass Industry Group, Cl A	37,900	315,172
Great Wall Motor, Cl A	42,200	182,761
Gree Electric Appliances of Zhuhai, Cl A	86,600	593,201
Haier Smart Home, Cl A	71,700	329,371
Hisense Home Appliances Group, Cl A	30,700	155,723
Huali Industrial Group, Cl A	11,700	123,559
Kunshan Huguang Auto Harness, Cl A	46,800	195,394
Midea Group, Cl A	111,540	1,212,196
Vatti, Cl A	159,900	182,550
		5,275,891
Consumer Staples — 14.7%
Anhui Gujing Distillery, Cl A	13,201	382,941
Chacha Food, Cl A	17,600	84,320
Chengdu Hongqi Chain, Cl A	185,600	140,288
Chongqing Brewery, Cl A	7,700	77,158
Eastroc Beverage Group, Cl A	17,200	665,965
Guangdong Haid Group, Cl A	51,600	354,044
Inner Mongolia Yili Industrial Group, Cl A	58,900	244,650
Kweichow Moutai, Cl A	9,772	2,440,679
Laobaixing Pharmacy Chain JSC, Cl A	56,200	139,563
Luzhou Laojiao, Cl A	7,300	156,146
Shanxi Xinghuacun Fen Wine Factory, Cl A	9,500	297,122
Wens Foodstuff Group, Cl A	27,700	79,712
Wuliangye Yibin, Cl A	39,000	905,587
		5,968,175
Energy — 2.9%
China Petroleum & Chemical, Cl A	422,400	420,067
China Shenhua Energy, Cl A	35,400	220,534
Jinneng Holding Shanxi Coal Industry, Cl A	28,200	68,700
PetroChina, Cl A	213,084	274,627

The accompanying notes are an integral part of the financial statements. 1

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Energy (continued)
Shaanxi Coal Industry, Cl A	50,800	$200,191
		1,184,119
Financials — 22.3%
Bank of Beijing, Cl A	264,900	221,045
Bank of Changsha, Cl A	144,200	172,455
Bank of Chengdu, Cl A	46,300	104,195
Bank of Communications, Cl A	129,300	136,715
Bank of Hangzhou, Cl A	123,800	249,417
Bank of Jiangsu, Cl A	380,230	456,364
Bank of Nanjing, Cl A	140,900	220,450
Bank of Ningbo, Cl A	41,900	153,862
Bank of Suzhou, Cl A	64,900	75,020
China Construction Bank, Cl A	74,300	84,187
China Merchants Bank, Cl A	228,497	1,227,919
China Pacific Insurance Group, Cl A	181,015	1,011,293
Guotai Junan Securities, Cl A	83,400	175,174
Huatai Securities, Cl A	93,619	235,430
Industrial Bank, Cl A	200,000	550,678
Jiangsu Changshu Rural Commercial Bank, Cl A	144,820	152,090
Jiangsu Financial Leasing, Cl A	494,140	379,855
Jiangsu Suzhou Rural Commercial Bank, Cl A	84,800	64,218
New China Life Insurance, Cl A	17,000	112,756
People's Insurance Group of China, Cl A	292,700	311,158
Ping An Insurance Group of China, Cl A	270,700	2,208,178
Postal Savings Bank of China, Cl A	283,300	212,921
Qilu Bank, Cl A	85,100	62,986
Shanghai Pudong Development Bank, Cl A	258,000	373,435
Shanghai Rural Commercial Bank, Cl A	68,900	73,147
		9,024,948
Health Care — 5.5%
China Resources Sanjiu Medical & Pharmaceutical, Cl A	11,370	77,347
Dong-E-E-Jiao, Cl E	13,700	120,779
Huadong Medicine, Cl A	31,700	158,485
Jiangsu Hengrui Pharmaceuticals, Cl A	53,500	399,799
Shenzhen Mindray Bio-Medical Electronics, Cl A	30,756	1,287,607
Shenzhen New Industries Biomedical Engineering, Cl A	6,500	76,120
Zhejiang Jolly Pharmaceutical, Cl A	32,100	70,863
		2,191,000
Industrials — 17.2%
Beijing New Building Materials, Cl A	130,600	615,431
China State Construction Engineering, Cl A	978,900	864,396

The accompanying notes are an integral part of the financial statements. 2

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Industrials (continued)
Contemporary Amperex Technology, Cl A	42,284	$1,521,853
COSCO SHIPPING Holdings, Cl A	146,700	329,300
Dongfang Electric, Cl A	28,600	64,567
Goneo Group, Cl A	7,045	83,811
Henan Pinggao Electric, Cl A	138,100	413,393
Jiangsu Hengli Hydraulic, Cl A	9,900	89,117
Jiayou International Logistics, Cl A	49,900	161,778
NARI Technology, Cl A	96,400	381,129
Power Construction Corp of China, Cl A	82,800	66,726
Shenzhen Inovance Technology, Cl A	34,200	305,172
Spring Airlines, Cl A	15,900	140,424
Sungrow Power Supply, Cl A	10,260	145,984
Weichai Power, Cl A	306,200	694,333
Xiamen Xiangyu, Cl A	101,100	92,597
Yutong Bus, Cl A	151,045	568,686
Zhejiang Dingli Machinery, Cl A	14,100	119,390
Zhengzhou Coal Mining Machinery Group, Cl A	156,000	314,066
		6,972,153
Information Technology — 11.5%
Advanced Micro-Fabrication Equipment China, Cl A	5,307	124,359
Anker Innovations Technology, Cl A	16,220	194,353
Bestechnic Shanghai, Cl A	3,200	97,107
BOE Technology Group, Cl A	162,900	104,043
Electric Connector Technology, Cl A	39,700	249,534
Espressif Systems Shanghai, Cl A	18,760	313,781
Foxconn Industrial Internet, Cl A	54,400	195,800
GigaDevice Semiconductor, Cl A *	9,900	125,005
Hangzhou Sunrise Technology, Cl A	32,000	76,312
Luxshare Precision Industry, Cl A	71,000	440,894
Montage Technology, Cl A	17,800	170,099
NAURA Technology Group, Cl A	5,000	261,465
Ninestar, Cl A *	37,300	161,647
Shengyi Technology, Cl A	81,200	241,791
Shennan Circuits, Cl A	5,000	79,280
Shenzhen Transsion Holdings, Cl A	27,683	426,915
TCL Technology Group, Cl A	158,340	103,620
Visionox Technology, Cl A *	80,600	86,950
Will Semiconductor Shanghai, Cl A	30,100	461,049
Yealink Network Technology, Cl A	41,300	249,500
Zhejiang Jiecang Linear Motion Technology, Cl A	24,200	66,079

The accompanying notes are an integral part of the financial statements. 3

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
Zhongji Innolight, Cl A	18,540	$410,237
		4,639,820
Materials — 9.0%
Aluminum Corp of China, Cl A	281,400	357,849
Baoshan Iron & Steel, Cl A	120,500	119,490
Beijing Oriental Yuhong Waterproof Technology, Cl A	54,100	106,598
CMOC Group, Cl A	408,700	508,054
DeHua TB New Decoration Materials, Cl A	96,500	166,150
Henan Mingtai Al Industrial, Cl A	85,300	183,065
Jiangxi Copper, Cl A	47,900	167,066
Jinyuan EP, Cl A *	113,000	96,069
Luxi Chemical Group, Cl A	79,300	141,748
Satellite Chemical, Cl A	57,380	153,070
Wanhua Chemical Group, Cl A	26,600	347,083
Zhejiang Huayou Cobalt, Cl A	23,100	97,402
Zhejiang Jiahua Energy Chemical Industry, Cl A	121,900	141,954
Zhejiang JIULI Hi-tech Metals, Cl A	44,100	143,668
Zhejiang NHU, Cl A	80,700	260,250
Zijin Mining Group, Cl A	238,800	618,952
		3,608,468
Real Estate — 0.6%
China Merchants Shekou Industrial Zone Holdings, Cl A	130,007	227,556
		227,556
Utilities — 2.3%
China Yangtze Power, Cl A	130,800	561,614
Fujian Funeng, Cl A	50,000	74,157
GD Power Development, Cl A	154,700	120,910
Huaneng Lancang River Hydropower, Cl A	86,300	142,422
		899,103
TOTAL COMMON STOCK
(Cost $31,999,014)		40,234,283

TOTAL INVESTMENTS— 99.8%
(Cost $31,999,014)		$40,234,283

Percentages are based on Net Assets of $40,299,716.
*	Non-income producing security.

Cl — Class
JSC — Joint Stock Company

The accompanying notes are an integral part of the financial statements. 4

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF SEPTEMBER 30, 2024

The following is a summary of the inputs used as of September 30, 2024 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,059,109	$175,174	$—	$40,234,283
Total Investments in Securities	$40,059,109	$175,174	$—	$40,234,283

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements. 5

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value
BRAZIL — 0.7%
Banco Bradesco	47,200	$113,801
BRF *	26,400	114,941
TIM	49,200	169,667
		398,409

CZECHIA — 0.2%
Moneta Money Bank	24,919	122,643

EGYPT — 0.1%
Eastern SAE	139,872	75,293

GREECE — 2.5%
Hellenic Telecommunications Organization	7,083	122,448
JUMBO	5,584	160,162
Motor Oil Hellas Corinth Refineries	4,720	111,992
National Bank of Greece	12,875	110,297
OPAP	6,700	119,341
Piraeus Financial Holdings	52,139	222,634
Star Bulk Carriers	24,351	576,875
		1,423,749

INDIA — 25.5%
360 ONE WAM	30,152	374,052
3M India	381	153,825
ABB India	1,082	104,002
Ajanta Pharma	3,106	118,664
Bajaj Auto	3,883	572,060
Bajaj Holdings & Investment	942	117,970
Bharti Airtel	39,036	796,336
Birlasoft	13,607	97,732
Blue Star	11,128	274,039
Britannia Industries	3,118	235,824
BSE	3,348	147,208
Central Depository Services India	19,272	330,494
Colgate-Palmolive India	11,829	537,026
Dixon Technologies India	1,962	323,162
GlaxoSmithKline Pharmaceuticals	8,341	273,771
Glenmark Pharmaceuticals	5,428	108,396
HCL Technologies	16,805	360,179
HDFC Asset Management	14,115	724,149
HDFC Bank	14,271	294,961
Hero MotoCorp	4,403	300,135
Hindustan Aeronautics	13,620	718,477
ICICI Bank	41,293	627,270

The accompanying notes are an integral part of the financial statements. 6

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDIA (continued)
ICICI Lombard General Insurance	15,099	$391,775
Infosys	5,301	118,644
Kalyan Jewellers India	40,578	353,600
Kirloskar Oil Engines	6,727	98,680
KPIT Technologies	7,925	153,958
Lupin	16,367	427,938
MakeMyTrip *	1,403	130,409
Maruti Suzuki India	783	123,690
Oil India	32,205	223,145
Oracle Financial Services Software	3,648	498,815
Persistent Systems	4,419	287,410
Reliance Industries	10,208	359,729
Solar Industries India	851	117,085
Suzlon Energy *	118,566	113,259
Tata Consultancy Services	10,957	558,106
Tata Motors	28,896	336,075
Torrent Pharmaceuticals	10,284	416,821
Torrent Power	5,509	123,458
Trent	13,312	1,203,249
UltraTech Cement	651	91,682
Voltas	5,122	112,774
Zomato *	198,985	648,947
		14,478,981

INDONESIA — 0.8%
Adaro Energy Indonesia	1,271,000	319,849
Amman Mineral Internasional *	259,400	158,912
		478,761

MALAYSIA — 0.9%
AMMB Holdings	115,800	140,415
Malaysia Airports Holdings	52,100	132,161
YTL Power International	274,500	243,645
		516,221

MEXICO — 1.9%
Alfa, Cl A	175,400	144,422
Corporativo Fragua	2,290	105,143
FIBRA Macquarie Mexico ‡	68,100	109,435
Kimberly-Clark de Mexico, Cl A	125,700	204,562
Qualitas Controladora	51,400	403,816
Vista Energy *	2,300	96,332
		1,063,710

The accompanying notes are an integral part of the financial statements. 7

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
PHILIPPINES — 0.7%
Manila Electric	21,620	$169,063
Metropolitan Bank & Trust	147,560	206,973
		376,036

POLAND — 0.4%
Benefit Systems	151	103,716
Budimex	642	99,991
		203,707

QATAR — 0.2%
Barwa Real Estate	146,786	115,018

ROMANIA — 0.8%
NEPI Rockcastle	53,857	455,952

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC (A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO (A)	11,625	–
		–

SAUDI ARABIA — 3.4%
Al Rajhi for Co-operative Insurance *	12,944	661,795
Astra Industrial Group	7,302	327,007
Co for Cooperative Insurance	2,772	109,065
Elm	827	256,473
Etihad Etisalat	11,386	156,006
SAL Saudi Logistics Services	1,387	108,257
Saudi Chemical Holding	110,550	337,715
		1,956,318

SOUTH AFRICA — 4.7%
AVI	38,955	248,661
Capitec Bank Holdings	886	156,532
Exxaro Resources	10,591	105,747
Harmony Gold Mining	12,868	133,023
Investec	88,485	673,631
Naspers, Cl N	2,512	611,495
OUTsurance Group	73,900	248,899
Sanlam	39,388	201,140
Standard Bank Group	18,354	258,122
		2,637,250

SOUTH KOREA — 19.3%
Amorepacific	1,131	127,743

The accompanying notes are an integral part of the financial statements. 8

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SOUTH KOREA (continued)
BNK Financial Group	43,201	$298,644
DB Insurance	6,225	534,578
GS Holdings	3,464	112,712
Hana Financial Group	10,953	492,496
Hankook Tire & Technology	11,035	349,775
HD Hyundai	5,624	329,002
HD Hyundai Electric	2,092	527,119
HD Korea Shipbuilding & Offshore Engineering *	2,812	403,619
Hyundai Glovis	3,743	349,484
Hyundai Marine & Fire Insurance	5,700	143,840
KB Financial Group	1,931	119,460
Kia	6,690	511,074
KIWOOM Securities	1,812	180,133
Korea Electric Power *	26,410	415,023
Korea Investment Holdings	4,492	252,132
Krafton *	2,642	691,967
KT	4,285	131,725
Meritz Financial Group	3,998	296,862
NH Investment & Securities	17,291	177,445
Samsung Electronics	54,110	2,544,746
Samsung Fire & Marine Insurance	483	127,241
Samsung Securities	6,318	210,407
Shinhan Financial Group	2,814	119,429
SK	1,133	132,733
SK Hynix	5,914	789,619
SK Telecom	5,522	236,048
Woori Financial Group	28,300	335,436
		10,940,492

TAIWAN — 27.2%
Asustek Computer	23,000	401,909
Cathay Financial Holding	123,000	258,465
Cheng Shin Rubber Industry	136,000	222,609
Chicony Electronics	130,000	673,692
CTBC Financial Holding	96,000	104,353
Elan Microelectronics	97,000	436,778
Evergreen Marine Taiwan	58,000	368,382
Fortune Electric	8,800	174,907
Fubon Financial Holding	50,400	143,970
Genius Electronic Optical	21,000	322,500
Goldsun Building Materials	134,000	221,453
Hon Hai Precision Industry	159,000	942,047

The accompanying notes are an integral part of the financial statements. 9

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
Makalot Industrial	27,440	$302,610
MediaTek	15,000	556,934
Nien Made Enterprise	7,000	112,809
Pegatron	83,000	270,141
PharmaEssentia *	5,000	100,485
Pou Chen	106,000	121,084
Powertech Technology	111,000	480,527
President Chain Store	11,000	102,539
Taiwan Mobile	62,000	225,301
Taiwan Semiconductor Manufacturing	268,000	8,104,403
Topco Scientific	25,000	222,773
Tripod Technology	14,000	86,929
Wan Hai Lines	46,000	142,449
Yang Ming Marine Transport	142,000	309,608
		15,409,657

THAILAND — 2.5%
Advanced Info Service	40,800	329,671
Bumrungrad Hospital	24,600	205,653
Osotspa	168,400	120,893
PTT	250,800	265,005
PTT Exploration & Production	34,800	141,677
PTT Oil & Retail Business	276,700	151,346
Thai Oil	113,800	181,252
		1,395,497

TÜRKIYE — 1.4%
Akbank	54,006	97,310
BIM Birlesik Magazalar	26,892	390,355
Coca-Cola Icecek	48,205	80,371
Turk Hava Yollari AO *	11,948	99,604
Turkiye Garanti Bankasi	35,717	127,877
		795,517

UNITED ARAB EMIRATES — 1.7%
Abu Dhabi Islamic Bank PJSC	63,024	218,259
ADNOC Logistics & Services	228,887	333,391
Emaar Development PJSC	78,062	185,538
Emirates NBD Bank PJSC	43,762	241,865
		979,053

The accompanying notes are an integral part of the financial statements. 10

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES — 0.8%
JBS	74,700	$433,594

TOTAL COMMON STOCK
(Cost $47,157,995)		54,255,858

PREFERRED STOCK — 4.0%

BRAZIL — 3.2%
Cia Energetica de Minas Gerais (B)	107,700	226,443
Cia Paranaense de Energia - Copel (B)	58,800	110,564
Itau Unibanco Holding (B)	92,200	614,407
Itausa (B)	435,430	888,323
		1,839,737

SOUTH KOREA — 0.8%
Hyundai Motor (B)	3,373	438,230

TOTAL PREFERRED STOCK
(Cost $2,014,844)		2,277,967

TOTAL INVESTMENTS— 99.7%
(Cost $49,172,839)		$56,533,825

Percentages are based on Net Assets of $56,690,387.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements. 11

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF SEPTEMBER 30, 2024

The following is a summary of the inputs used as of September 30, 2024 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$398,409	$—	$—		$398,409
Czechia	122,643	—	—		122,643
Egypt	75,293	—	—		75,293
Greece	1,423,749	—	—		1,423,749
India	14,478,981	—	—		14,478,981
Indonesia	478,761	—	—		478,761
Malaysia	516,221	—	—		516,221
Mexico	1,063,710	—	—		1,063,710
Philippines	376,036	—	—		376,036
Poland	203,707	—	—		203,707
Qatar	115,018	—	—		115,018
Romania	455,952	—	—		455,952
Russia‡	—	—	—	^	—
Saudi Arabia	1,956,318	—	—		1,956,318
South Africa	2,637,250	—	—		2,637,250
South Korea	10,940,492	—	—		10,940,492
Taiwan	15,409,657	—	—		15,409,657
Thailand	1,395,497	—	—		1,395,497
Türkiye	795,517	—	—		795,517
United Arab Emirates	979,053	—	—		979,053
United States	433,594	—	—		433,594
Total Common Stock	54,255,858	—	—		54,255,858
Preferred Stock
Brazil	1,839,737	—	—		1,839,737
South Korea	438,230	—	—		438,230
Total Preferred Stock	2,277,967	—	—		2,277,967
Total Investments in Securities	$56,533,825	$—	$—		$56,533,825

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

‡ For the period ended September 30, 2024, there were no transfers into/out of Level 3. As of September 30, 2024, the unrealized appreciation/(depreciation) on these investments was $(1,352,976). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until September 30, 2024, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility of the market.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements. 12

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
AUSTRALIA — 0.8%
Fortescue	11,352	$162,865
Rio Tinto	4,040	361,919
		524,784

BELGIUM — 0.2%
KBC Group	1,690	134,707

BRAZIL — 1.2%
MercadoLibre *	391	802,316

CANADA — 2.0%
Celestica *	5,188	265,516
Constellation Software	100	324,617
Dollarama	1,300	133,315
Fairfax Financial Holdings	253	319,805
Parkland	4,016	103,629
Trican Well Service	37,687	133,067
		1,279,949

CHINA — 0.2%
BOC Hong Kong Holdings	41,500	133,035

DENMARK — 1.0%
Danske Bank	3,713	112,010
Novo Nordisk, Cl B	3,160	372,226
Pandora	903	149,047
		633,283

FINLAND — 0.2%
Wartsila Abp	6,227	139,687

FRANCE — 1.4%
Cie Generale des Etablissements Michelin SCA	6,381	259,650
Credit Agricole	11,743	179,876
Gaztransport Et Technigaz	1,473	208,287
Publicis Groupe	2,419	265,112
		912,925

GERMANY — 2.4%
Allianz	3,421	1,126,309
Rheinmetall	539	292,593
Siemens Energy *	4,444	164,018
		1,582,920

HONG KONG — 0.9%
AIA Group	18,300	164,093
Swire Pacific, Cl A	18,692	159,787

The accompanying notes are an integral part of the financial statements. 13

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
HONG KONG (continued)
Techtronic Industries	15,548	$236,398
		560,278

INDONESIA — 0.4%
First Pacific	495,726	274,428

IRELAND — 0.2%
AerCap Holdings	1,142	108,170

ISRAEL — 0.3%
Check Point Software Technologies *	966	186,254

ITALY — 0.2%
Generali	4,983	144,315

JAPAN — 3.4%
Asics	8,000	167,841
Chugai Pharmaceutical	5,500	266,541
Dai-ichi Life Holdings	10,900	280,578
Disco	1,068	279,917
ENEOS Holdings	27,758	151,113
Fujikura	4,300	144,836
Lasertec	600	99,014
Recruit Holdings	4,100	249,514
Sompo Holdings	4,736	105,984
Sumitomo Electric Industries	9,600	154,060
TDK	9,000	114,702
Toyo Suisan Kaisha	3,016	197,124
		2,211,224

MACAO — 0.2%
Galaxy Entertainment Group	27,412	137,810

NETHERLANDS — 0.7%
Koninklijke Philips *	4,242	139,282
NN Group	3,002	150,030
Wolters Kluwer	1,176	198,577
		487,889

NEW ZEALAND — 0.2%
Xero *	1,460	151,364

SINGAPORE — 0.7%
Genting Singapore	227,832	155,502
Grab Holdings, Cl A *	46,381	176,248

The accompanying notes are an integral part of the financial statements. 14

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SINGAPORE (continued)
Singapore Telecommunications	49,500	$125,101
		456,851

SPAIN — 0.6%
Aena SME	646	142,463
CaixaBank	21,260	127,272
Repsol	8,763	115,843
		385,578

SWEDEN — 2.0%
BoneSupport Holding *	15,218	458,194
Essity, Cl B	4,335	135,525
Investor, Cl B	19,591	604,065
Telefonaktiebolaget LM Ericsson, Cl B	18,121	137,151
		1,334,935

SWITZERLAND — 2.8%
DSM-Firmenich	2,010	277,379
Givaudan	105	577,559
Logitech International	1,640	146,901
Novartis	4,766	548,891
Schindler Holding	448	131,710
VAT Group	262	133,803
		1,816,243

UNITED KINGDOM — 2.9%
HSBC Holdings	35,255	318,172
InterContinental Hotels Group	1,804	196,874
International Consolidated Airlines Group	79,027	217,729
Rolls-Royce Holdings *	64,719	457,665
Sage Group	10,189	140,018
TechnipFMC	4,875	127,871
Tesco	84,528	406,699
		1,865,028

UNITED STATES — 74.3%
3M	3,738	510,985
AbbVie	1,682	332,161
Abercrombie & Fitch, Cl A *	2,282	319,252
Allstate	3,577	678,378
Alnylam Pharmaceuticals *	919	252,753
Alphabet, Cl A	10,684	1,771,941
Alphabet, Cl C	1,474	246,438
Altria Group	12,180	621,667
Amazon.com *	10,979	2,045,717

The accompanying notes are an integral part of the financial statements. 15

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Apple	15,367	$3,580,511
AppLovin, Cl A *	1,761	229,899
AT&T	35,009	770,198
Atlassian, Cl A *	1,307	207,565
Automatic Data Processing	1,204	333,183
BellRing Brands *	15,237	925,191
Booking Holdings	339	1,427,909
Cencora, Cl A	1,508	339,421
Chipotle Mexican Grill, Cl A *	4,159	239,642
Coca-Cola Consolidated	392	516,029
Colgate-Palmolive	5,099	529,327
CommVault Systems *	2,145	330,008
Costco Wholesale	1,734	1,537,226
Crowdstrike Holdings, Cl A *	1,073	300,944
CyberArk Software *	375	109,354
Deckers Outdoor *	1,878	299,447
Dexcom *	1,718	115,175
Diamondback Energy	783	134,989
Discover Financial Services	1,972	276,652
DocuSign, Cl A *	2,257	140,137
DoorDash, Cl A *	1,066	152,150
Dropbox, Cl A *	4,646	118,148
DT Midstream	7,267	571,622
Eli Lilly	1,255	1,111,855
EMCOR Group	2,380	1,024,661
Erie Indemnity, Cl A	276	148,990
Evercore, Cl A	1,617	409,651
Exelixis *	12,033	312,256
Fair Isaac *	137	266,262
Fortinet *	1,629	126,329
Garmin	1,116	196,450
GoDaddy, Cl A *	1,042	163,365
Goldman Sachs Group	374	185,171
H&R Block	3,073	195,289
Hartford Financial Services Group	1,638	192,645
HCA Healthcare	1,398	568,189
Houlihan Lokey, Cl A	841	132,895
HP	3,631	130,244
Intel	9,087	213,181
International Business Machines	1,696	374,952
Johnson & Johnson	1,732	280,688
Leidos Holdings	715	116,545

The accompanying notes are an integral part of the financial statements. 16

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Lockheed Martin	220	$128,603
LPL Financial Holdings	611	142,137
Lululemon Athletica *	377	102,299
Manhattan Associates *	479	134,781
Mastercard, Cl A	1,224	604,411
McKesson	1,366	675,378
Medpace Holdings *	939	313,438
Merck	3,540	402,002
Meta Platforms, Cl A	1,731	990,894
MGIC Investment	5,446	139,418
Micron Technology	4,499	466,591
Microsoft	7,435	3,199,281
Monday.com *	442	122,774
Morningstar	1,334	425,706
Motorola Solutions	659	296,306
Murphy USA	1,185	584,051
NetApp	1,198	147,965
Netflix *	525	372,367
NRG Energy	1,195	108,865
NVIDIA	30,192	3,666,516
Old Republic International	6,326	224,067
Palo Alto Networks *	764	261,135
Philip Morris International	2,810	341,134
Procter & Gamble	2,213	383,291
Progressive	2,869	728,037
Prudential Financial	2,405	291,245
Reinsurance Group of America	972	211,770
Royal Gold	914	128,234
Royalty Pharma, Cl A	4,272	120,855
Seagate Technology Holdings	1,273	139,432
Shell	39,654	1,308,420
Spotify Technology *	2,653	977,710
Sprouts Farmers Market *	5,556	613,438
Targa Resources	885	130,989
Tenet Healthcare *	2,036	338,383
Titan Cement International	8,175	322,978
T-Mobile US	943	194,597
Tradeweb Markets, Cl A	1,370	169,428
Tyson Foods, Cl A	2,512	149,615
Uber Technologies *	2,028	152,425
United Therapeutics *	344	123,272
UnitedHealth Group	212	123,952

The accompanying notes are an integral part of the financial statements. 17

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Universal Health Services, Cl B	543	$124,353
Veeva Systems, Cl A *	859	180,278
VeriSign *	929	176,473
Verisk Analytics, Cl A	1,268	339,773
Verizon Communications	3,007	135,044
Visa, Cl A	1,061	291,722
Walt Disney	1,424	136,975
Weatherford International	2,775	235,653
Wingstop	407	169,344
Woodward	672	115,255
		48,476,697

TOTAL COMMON STOCK
(Cost $53,940,291)		64,740,670

PREFERRED STOCK — 0.3%

GERMANY — 0.3%
Henkel & KGaA (A)	1,913	180,194

TOTAL PREFERRED STOCK
(Cost $150,022)		180,194

WARRANT — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 08/22/2028 (B)	202	–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 99.5%
(Cost $54,090,313)		$64,920,864

Percentages are based on Net Assets of $65,244,316.
*	Non-income producing security.
(A)	There is currently no rate available.
(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

The accompanying notes are an integral part of the financial statements. 18

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF SEPTEMBER 30, 2024

The following is a summary of the inputs used as of September 30, 2024 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Australia	$524,784	$—	$—		$524,784
Belgium	134,707	—	—		134,707
Brazil	802,316	—	—		802,316
Canada	1,279,949	—	—		1,279,949
China	133,035	—	—		133,035
Denmark	633,283	—	—		633,283
Finland	139,687	—	—		139,687
France	912,925	—	—		912,925
Germany	1,582,920	—	—		1,582,920
Hong Kong	560,278	—	—		560,278
Indonesia	274,428	—	—		274,428
Ireland	108,170	—	—		108,170
Israel	186,254	—	—		186,254
Italy	144,315	—	—		144,315
Japan	2,211,224	—	—		2,211,224
Macao	137,810	—	—		137,810
Netherlands	487,889	—	—		487,889
New Zealand	151,364	—	—		151,364
Singapore	456,851	—	—		456,851
Spain	385,578	—	—		385,578
Sweden	1,334,935	—	—		1,334,935
Switzerland	1,816,243	—	—		1,816,243
United Kingdom	1,865,028	—	—		1,865,028
United States	48,476,697	—	—		48,476,697
Total Common Stock	64,740,670	—	—		64,740,670
Preferred Stock
Germany	180,194	—	—		180,194
Total Preferred Stock	180,194	—	—		180,194
Warrant
Canada	—	—	—	^	—
Total Warrant	—	—	—		—
Total Investments in Securities	$64,920,864	$—	$—		$64,920,864

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “ —” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements. 19

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.2%
	Shares	Value
JAPAN — 99.2%
Communication Services — 3.3%
Internet Initiative Japan	54,730	$1,155,513
		1,155,513
Consumer Discretionary — 30.3%
ABC-Mart	53,800	1,147,162
Asics	74,800	1,569,315
Denso	51,980	772,396
Fast Retailing	4,765	1,579,672
Japan Eyewear Holdings	25,374	516,562
Resorttrust	59,100	1,188,280
Sanrio	53,828	1,554,178
Seiren	55,100	1,040,829
Toyota Motor	63,300	1,125,142
		10,493,536
Consumer Staples — 5.9%
Lifedrink	86,236	1,155,722
Toyo Suisan Kaisha	13,318	870,456
		2,026,178
Financials — 8.4%
Mitsubishi UFJ Financial Group	168,700	1,714,244
Premium Group	78,700	1,165,315
		2,879,559
Health Care — 3.4%
Daiichi Sankyo	35,700	1,175,275
		1,175,275
Industrials — 29.4%
Ebara	54,800	891,688
Fuji Electric	13,389	806,859
Fujikura	62,180	2,094,402
Hitachi	49,726	1,314,416
Kawasaki Heavy Industries	19,800	803,544
Kyudenko	24,663	1,166,078
Mitsubishi	56,100	1,157,965
SIGMAXYZ Holdings	110,500	1,299,364
Takeuchi Manufacturing	19,331	597,337
		10,131,653
Information Technology — 12.1%
Disco	2,962	776,324
Maruwa	5,114	1,499,806
NEC	14,448	1,388,842

The accompanying notes are an integral part of the financial statements. 20

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
JAPAN (continued)
Information Technology (continued)
SCSK	25,400	$525,526
		4,190,498
Materials — 6.4%
Osaka Soda	75,130	1,007,931
Shin-Etsu Chemical	28,858	1,205,846
		2,213,777
TOTAL COMMON STOCK
(Cost $30,458,477)		34,265,989

TOTAL INVESTMENTS— 99.2%
(Cost $30,458,477)		$34,265,989

Percentages are based on Net Assets of $34,557,371.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements. 21

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

STATEMENTS OF ASSETS AND LIABILIITES

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Assets:
Investments, at Value (Cost $31,999,014, $49,172,839 and $54,090,313)	$40,234,283	$56,533,825	$64,920,864
Foreign Currency, at Value (Cost $4,342, $14,757 and $41,132)	4,404	16,386	41,202
Cash	100,297	651,026	251,775
Receivable for Capital Shares Sold	69,355	–	–
Receivable from Investment Adviser	4,545	6,885	–
Dividend and Interest Receivable	–	167,830	54,675
Reclaim Receivable(1)	–	7,524	68,516
Total Assets	40,412,884	57,383,476	65,337,032
Liabilities:
Payable for Capital Shares Redeemed	37,863	9,555	6,000
Audit Fees Payable	27,747	27,747	27,747
Custody Fees Payable	25,195	49,952	20,750
Payable to Administrator	10,503	9,241	9,241
Printing Fees Payable	7,904	12,623	14,471
Chief Compliance Officer Fees Payable	1,830	2,923	3,351
Payable to Trustees	192	744	472
Payable for Foreign Capital Gains Tax	–	579,676	–
Payable to Investment Adviser	–	–	9,084
Unrealized Loss on Foreign Currency Spot Contracts	–	1	43
Other Accrued Expenses and Other Payables	1,934	627	1,557
Total Liabilities	113,168	693,089	92,716
Commitments and Contingencies †
Net Assets	$40,299,716	$56,690,387	$65,244,316

The accompanying notes are an integral part of the financial statements. 22

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

STATEMENTS OF ASSETS AND LIABILIITES (continued)

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Net Assets Consist of:
Paid-in Capital	$83,996,896	$52,465,189	$55,736,000
Total Distributable Earnings (Accumulated Losses)	(43,697,180)	4,225,198	9,508,316
Net Assets	$40,299,716	$56,690,387	$65,244,316
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	2,500,000	2,150,000	2,100,000
Net Asset Value, Offering and Redemption Price Per Share	$16.12	$26.37	$31.07

†	See Note 5 in the Notes to Financial Statements.
(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. 23

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

STATEMENT OF ASSETS AND LIABILIITES

Rayliant SMDAM Japan Equity ETF
Assets:
Investments, at Value (Cost $30,458,477)	$34,265,989
Foreign Currency, at Value (Cost $91)	92
Cash	95,401
Receivable for Investment Securities Sold	418,171
Dividend and Interest Receivable	201,320
Receivable from Investment Adviser	12,362
Receivable for Capital Shares Sold	25
Unrealized Gain on Foreign Currency Spot Contracts	4
Other Prepaid Expenses	42,913
Total Assets	35,036,277
Liabilities:
Payable for Investment Securities Purchased	411,192
Audit Fees Payable	28,263
Custody Fees Payable	11,362
Payable to Administrator	8,716
Printing Fees Payable	4,807
Payable to Trustees	2,158
Chief Compliance Officer Fees Payable	1,803
Other Accrued Expenses and Other Payables	10,605
Total Liabilities	478,906
Commitments and Contingencies †
Net Assets	$34,557,371
Net Assets Consist of:
Paid-in Capital	$31,144,785
Total Distributable Earnings	3,412,586
Net Assets	$34,557,371
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,225,000
Net Asset Value, Offering and Redemption Price Per Share	$28.21

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements. 24

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE YEAR ENDED SEPTEMBER 30, 2024

Statements of Operations

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF

Investment Income:
Dividends	$1,300,491	$1,675,181	$1,179,658
Less: Foreign Taxes Withheld	(124,507)	(258,491)	(52,780)
Total Investment Income	1,175,984	1,416,690	1,126,878
Expenses:
Investment Advisory Fees (Note 5)	267,959	296,637	396,907
Administration Fees (Note 4)	125,344	110,301	110,301
Trustees' Fees	12,879	12,189	17,048
Chief Compliance Officer Fees (Note 3)	4,336	5,513	7,057
Custodian Fees	75,022	125,217	59,185
Insurance Fees	29,441	29,822	20,076
Audit Fees	28,948	28,948	28,948
Legal Fees	22,188	20,946	29,746
Printing Fees	19,836	22,413	24,071
Registration and Filing Fees	9,878	9,996	10,000
Pricing Fees	2,755	3,764	3,739
Total Expenses	598,586	665,746	707,078
Less:
Waiver of Investment Advisory Fees	(240,786)	(263,289)	(217,548)
Net Expenses	357,800	402,457	489,530
Net Investment Income	818,184	1,014,233	637,348
Net Realized Gain (Loss) on:
Investments(1)	(12,006,400)	2,257,376	8,107,762
Capital Gains Tax	–	(405,527)	–
Foreign Currency Transactions	(86,236)	(131,456)	(27,882)
Net Realized Gain (Loss)	(12,092,636)	1,720,393	8,079,880
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,879,880	8,290,002	9,415,280
Capital Gains Tax	–	(526,377)	–
Foreign Currency Translation	48	1,905	3,350
Net Change in Unrealized Appreciation	12,879,928	7,765,530	9,418,630
Net Realized and Unrealized Gain	787,292	9,485,923	17,498,510
Net Increase in Net Assets Resulting from Operations	$1,605,476	$10,500,156	$18,135,858

The accompanying notes are an integral part of the financial statements. 25

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE YEAR ENDED SEPTEMBER 30, 2024

Statements of Operations (continued)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. 26

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE PERIOD ENDED SEPTEMBER 30, 2024

Statement of Operations

Rayliant SMDAM Japan Equity ETF*

Investment Income:
Dividends	$249,957
Less: Foreign Taxes Withheld	(38,117)
Total Investment Income	211,840
Expenses:
Investment Advisory Fees (Note 5)	96,297
Administration Fees (Note 4)	53,798
Trustees' Fees	2,283
Chief Compliance Officer Fees (Note 3)	2,266
Audit Fees	28,263
Offering Costs (Note 2)	20,554
Custodian Fees	11,317
Insurance Fees	10,376
Registration and Filing Fees	10,000
Printing Fees	7,347
Legal Fees	6,176
Pricing Fees	383
Total Expenses	249,060
Less:
Waiver of Investment Advisory Fees	(96,297)
Waiver - Reimbursement from Adviser	(45,805)
Net Expenses	106,958
Net Investment Income	104,882
Net Realized Loss on:
Investments(1)	(305,188)
Foreign Currency Transactions	(122)
Net Realized Loss	(305,310)
Net Change in Unrealized Appreciation on:
Investments	3,807,512
Foreign Currency Translation	306
Net Change in Unrealized Appreciation	3,807,818
Net Realized and Unrealized Gain	3,502,508
Net Increase in Net Assets Resulting from Operations	$3,607,390

*Commenced operations on April 3, 2024.

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements. 27

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net Investment Income	$818,184	$1,575,184
Net Realized Loss	(12,092,636)	(27,850,319)
Net Change in Unrealized Appreciation	12,879,928	8,272,890
Net Increase (Decrease) in Net Assets Resulting From Operations	1,605,476	(18,002,245)
Distributions:	(1,714,050)	(1,556,945)
Capital Share Transactions:
Issued	654,188	8,695,077
Redeemed	(42,450,556)	(7,070,729)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(41,796,368)	1,624,348
Total Decrease in Net Assets	(41,904,942)	(17,934,842)
Net Assets:
Beginning of Year	82,204,658	100,139,500
End of Year	$40,299,716	$82,204,658
Shares Transactions:
Issued	50,000	475,000
Redeemed	(3,250,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(3,200,000)	75,000

The accompanying notes are an integral part of the financial statements. 28

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net Investment Income	$1,014,233	$640,291
Net Realized Gain (Loss)	1,720,393	(480,703)
Net Change in Unrealized Appreciation	7,765,530	1,798,397
Net Increase in Net Assets Resulting From Operations	10,500,156	1,957,985
Distributions:	(626,110)	(1,018,970)
Capital Share Transactions:
Issued	10,792,616	17,440,971
Redeemed	(1,051,802)	–
Net Increase in Net Assets From Capital Share Transactions	9,740,814	17,440,971
Total Increase in Net Assets	19,614,860	18,379,986
Net Assets:
Beginning of Year	37,075,527	18,695,541
End of Year	$56,690,387	$37,075,527
Shares Transactions:
Issued	450,000	800,000
Redeemed	(50,000)	–
Net Increase in Shares Outstanding From Share Transactions	400,000	800,000

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. 29

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net Investment Income	$637,348	$725,009
Net Realized Gain	8,079,880	507,149
Net Change in Unrealized Appreciation	9,418,630	6,995,961
Net Increase in Net Assets Resulting From Operations	18,135,858	8,228,119
Distributions:	(952,925)	(761,063)
Capital Share Transactions:
Issued	–	570,202
Redeemed	(9,268,189)	(1,654,779)
Net Decrease in Net Assets From Capital Share Transactions	(9,268,189)	(1,084,577)
Total Increase in Net Assets	7,914,744	6,382,479
Net Assets:
Beginning of Year	57,329,572	50,947,093
End of Year	$65,244,316	$57,329,572
Shares Transactions:
Issued	–	25,000
Redeemed	(350,000)	(75,000)
Net Decrease in Shares Outstanding From Share Transactions	(350,000)	(50,000)

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. 30

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2024*
Operations:
Net Investment Income	$104,882
Net Realized Loss	(305,310)
Net Change in Unrealized Appreciation	3,807,818
Net Increase in Net Assets Resulting From Operations	3,607,390
Capital Share Transactions:
Issued	32,282,975
Redeemed	(1,332,994)
Net Increase in Net Assets From Capital Share Transactions	30,949,981
Total Increase in Net Assets	34,557,371
Net Assets:
Beginning of Period	–
End of Period	$34,557,371
Shares Transactions:
Issued	1,275,001
Redeemed	(50,001)
Net Increase in Shares Outstanding From Share Transactions	1,225,000

*Commenced operations on April 3, 2024.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. 31

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Year/Period	$14.42	$17.80	$24.91	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.25	0.28	0.52	0.39
Net Realized and Unrealized Gain (Loss)	2.04	(3.38)	(7.42)	(0.48)
Total from Investment Operations	2.29	(3.10)	(6.90)	(0.09)
Dividends and Distributions:
Net Investment Income	(0.59)	(0.28)	(0.21)	—
Total Dividends and Distributions	(0.59)	(0.28)	(0.21)	—
Net Asset Value, End of Year/Period	$16.12	$14.42	$17.80	$24.91
Total Return‡	16.91%	(17.64)%	(27.93)%	(0.36)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$40,300	$82,205	$100,140	$39,854
Ratio of Expenses to Average Net Assets	0.80%	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.34%	1.04%	1.13%	2.43	%††
Ratio of Net Investment Income to Average Net Assets	1.83%	1.67%	2.45%	1.97	%††
Portfolio Turnover Rate	169%	325%	255%	199	%§

*	Commenced operations on December 30, 2020.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. 32

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$21.19	$19.68	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.53	0.56	0.98
Net Realized and Unrealized Gain (Loss)	5.02	2.02	(6.20)
Total from Investment Operations	5.55	2.58	(5.22)
Dividends and Distributions:
Net Investment Income	(0.37)	(1.07)	(0.10)
Total Dividends and Distributions	(0.37)	(1.07)	(0.10)
Net Asset Value, End of Year/Period	$26.37	$21.19	$19.68
Total Return‡	26.44%	13.72%	(20.97)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$56,690	$37,076	$18,696
Ratio of Expenses to Average Net Assets	0.88%	0.86%	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.46%	1.86%	1.83%††
Ratio of Net Investment Income to Average Net Assets	2.22%	2.71%	5.53%††
Portfolio Turnover Rate	205%	367%	295%§

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements. 33

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$23.40	$20.38	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.28	0.29	0.21
Net Realized and Unrealized Gain (Loss)	7.80	3.04	(4.83)
Total from Investment Operations	8.08	3.33	(4.62)
Dividends and Distributions:
Net Investment Income	(0.41)	(0.31)	—	^
Total Dividends and Distributions	(0.41)	(0.31)	—
Net Asset Value, End of Year/Period	$31.07	$23.40	$20.38
Total Return‡	34.93%	16.44%	(18.47)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$65,244	$57,330	$50,947
Ratio of Expenses to Average Net Assets	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.16%	1.17%	1.05	%††
Ratio of Net Investment Income to Average Net Assets	1.04%	1.29%	1.17	%††
Portfolio Turnover Rate	164%	286%	235	%§

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
§	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements. 34

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended September 30, 2024*
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09
Net Realized and Unrealized Gain	3.12
Total from Investment Operations	3.21
Net Asset Value, End of Period	$28.21
Total Return‡	12.84%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$34,557
Ratio of Expenses to Average Net Assets	0.72	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.67	%††
Ratio of Net Investment Income to Average Net Assets	0.70	%††
Portfolio Turnover Rate	15	%§

*	Commenced operations on April 3, 2024.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements. 35

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 52 funds. The financial statements herein are those of the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF (formerly, Rayliant Quantamental Emerging Market Equity ETF), the Rayliant Quantitative Developed Market Equity ETF, and the Rayliant SMDAM Japan Equity ETF (the “Funds”). The investment objective of each of the Funds is to seek long-term capital appreciation. The Rayliant Quantamental China Equity ETF and the Rayliant SMDAM Japan Equity ETF are classified as a non-diversified investment companies. Rayliant Asset Management serves as the investment adviser (the “Adviser”) to each of the Funds. The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to each of the Funds. The Rayliant Quantamental China Equity ETF commenced operations on December 30, 2020. The Rayliant Quantamental Emerging Market ex-China Equity ETF and the Rayliant Quantitative Developed Market Equity ETF each commenced operations on December 15, 2021. The Rayliant SMDAM Japan Equity ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant

36

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the

37

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

time at which the Funds calculate its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).
Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986,

38

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

For details of investment classifications, reference the Schedule of Investments.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeems Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 25,000, 50,000, 25,000 and 25,000 Shares for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF, respectively, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the value/cost of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of September 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Rayliant Quantamental China Equity ETF	25,000	$1,000	$403,000	$1,000
Rayliant Quantamental Emerging Market Ex-China Equity ETF	50,000	$2,500	$1,323,500	$2,500
Rayliant Quantitative Developed Market Equity ETF	25,000	$1,000	$776,750	$1,000
Rayliant SMDAM Japan Equity ETF	25,000	$500	$705,250	$500

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian, and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year or period ended September 30, 2024, for the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF, the Rayliant Quantitative Developed Market Equity ETF and the Rayliant SMDAM Japan Equity ETF incurred $125,344, $110,301, $110,301 and $53,798, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the year or period ended September 30, 2024, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. also serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement & Investment Sub-Advisory Agreement:

Under the terms of an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF at a fee calculated at an annual rate of 0.60%, 0.65%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and to reimburse expenses for each of the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.80%, 0.88%, 0.80% and 0.72% of the Fund’s’ average daily net assets for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF, respectively, until January 31, 2026 (the “Expense Limitation”). The Adviser may recover all or a portion of the Adviser’s fee reductions or expense reimbursements in regard to each of the Funds, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which the Adviser reduced the Adviser’s fee or reimbursed expenses if the Fund’s total annual funds operating expenses are below the Expense Limitation. This agreement may be terminated by the Trust for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2026. During the year or period ended September 30, 2024, the Funds did not recoup any previously waived fees.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

As of September 30, 2024, the following amounts of waivers/reimbursements are subject to recoupment:

Period	Subject to Repayment until September 30:	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex- China Equity ETF
2022	2025	$228,587	$189,793
2023	2026	224,093	238,861
2024	2027	240,786	263,289
		$693,466	$691,943

Period	Subject to Repayment until September 30:	Rayliant Quantitative Developed Market Equity ETF	Rayliant SMDAM Japan Equity ETF
2022	2025	$158,971	$–
2023	2026	207,405	–
2024	2027	217,548	142,102
		$583,924	$142,102

The Adviser (Rayliant Investment Research, doing business as Rayliant Asset Management) entered into an investment sub-advisory agreement, effective as of April 3, 2024, with Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM, on behalf of the Rayliant SMDAM Japan Equity ETF.

For SMDAM’s services, the sub-adviser SMDAM is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 50% of the advisory fee, net of any Rayliant SMDAM Japan Equity ETF waivers or reimbursements, received by the Adviser from the Rayliant SMDAM Japan Equity ETF.

6. Investment Transactions:

For the year ended September 30, 2024, the Rayliant Quantamental China Equity ETF made purchases of $77,225,264 and sales of $119,762,475 in investment securities other than long-term U.S. Government and short-term securities.

For the year ended September 30, 2024, the Rayliant Quantamental Emerging Market ex-China Equity ETF made purchases of $102,868,713 and sales of $93,956,445 in investment securities other than long-term U.S. Government and short-term securities.

For the year ended September 30, 2024, the Rayliant Quantitative Developed Market Equity ETF made purchases of $99,529,099 and sales of $109,135,159 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $— and in-kind redemptions of $9,245,347 respectively, and have

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $1,319,401.

For the period ended September 30, 2024, the Rayliant SMDAM Japan Equity ETF made purchases of $37,131,966 and sales of $6,368,301 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $32,221,240 and in-kind redemptions of $1,333,494 respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $196,264.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. Book/tax differences may be temporary or permanent.

The permanent differences are primary attributed to different treatment for gains and losses on REIT adjustments, PFIC adjustments, India capital gains tax and foreign currency transactions.

At September 30, 2024, the fund reclassifed the following permanent amount between capital paid-in and distributable earnings (accumulated losses), the reclassification is primarily related to In-Kind Redemptions:

	Accumulated Losses	Paid-in Capital
Rayliant Quantitative Developed Market Equity ETF	$(1,263,733)	$1,263,733
Rayliant SMDAM Japan Equity ETF	(194,804)	194,804

The tax character of dividends and distributions paid during the year or period ended September 30, 2024 are as follows:

	Ordinary Income	Total
Rayliant Quantamental China Equity ETF	$1,714,050	$1,714,050
Rayliant Quantamental Emerging Market ex-China Equity ETF	626,110	626,110
Rayliant Quantitative Developed Market Equity ETF	952,925	952,925
Rayliant SMDAM Japan Equity ETF	—	—

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

As of September 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis for the Funds were as follows:

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF
Undistributed Ordinary Income	$785,801	$1,767,527
Capital Loss Carryforwards	(51,684,789)	(3,628,554)
Unrealized Appreciation	7,201,807	6,086,228
Other Temporary Differences	1	(3)
Distributable Earnings (Accumulated Losses)	$(43,697,180)	$4,225,198

	Rayliant Quantitative Developed Market Equity ETF	Rayliant SMDAM Japan Equity ETF
Undistributed Ordinary Income	$629,911	$219,937
Capital Loss Carryforwards	(1,835,322)	(328,494)
Unrealized Appreciation	10,713,728	3,521,144
Other Temporary Differences	(1)	(1)
Distributable Earnings	$9,508,316	$3,412,586

The fund has capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Rayliant Quantamental China Equity ETF	$47,606,788	$4,078,001	$51,684,789
Rayliant Quantamental Emerging Market ex-China Equity ETF	3,628,554	—	3,628,554
Rayliant Quantitative Developed Market Equity ETF	1,835,322	—	1,835,322
Rayliant SMDAM Japan Equity ETF	328,494	—	328,494

During the year ended September 30, 2024, Rayliant Quantamental Emerging Market ex-China Equity ETF and Rayliant Quantitative Developed Market Equity ETF utilized $1,433,193 and $6,693,750, respectively, in short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and PFIC MTM adjustments. The Federal tax cost and

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

aggregate gross unrealized appreciation and depreciation for investments held by the Fund at September 30, 2024 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Rayliant Quantamental China Equity ETF	$33,032,538	$8,335,899	$(1,134,092)	$7,201,807
Rayliant Quantamental Emerging Market ex-China Equity ETF	49,869,549	9,752,998	(3,087,093)	6,665,905	*
Rayliant Quantitative Developed Market Equity ETF	54,209,729	11,490,862	(777,134)	10,713,728
Rayliant SMDAM Japan Equity ETF	30,745,147	5,202,088	(1,680,944)	3,521,144

*The difference in unrealized depreciation is attributable to Foreign Capital Gains Tax Payable.

8. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each Fund is subject to certain of the principal risks noted below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Active Management Risk (SMDAM Japan Equity ETF) - The Fund is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Consumer Discretionary Sector Risk (Quantamental China Equity ETF) - A Fund that focuses in the consumer discretionary sector may be subject to greater risks than a portfolio without such a focus. Companies in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy and, in turn, negatively affect companies in the consumer

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

discretionary sector. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Depositary Receipts Risk (All Funds) - American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) - The Fund’s use of futures and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

There can be no assurance that the Adviser’s use of derivatives will be successful in achieving its intended goals.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. The risks of futures include: (i) leverage risk; (ii) correlation risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

Swaps. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk, and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes). P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index; or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

Emerging Market Company Risk (Quantamental Emerging Market ex-China Equity ETF) - Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Market Risk (All Funds) - Because a Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel,

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ETF Risks (All Funds) - The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Trading Risk - Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Cash Transactions Risk - Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Financials Sector Risk (Quantamental China Equity ETF) - A Fund that focuses in the financials sector may be subject to greater risks than a portfolio without such a focus. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

Foreign Currency Risk (All Funds) - As a result of a Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Foreign Securities Risk (All Funds) - Investments in securities of foreign companies (including direct investments as well as investments through certain depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Geographic Focus Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) - To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Style Risk (SMDAM Japan Equity ETF) - The Adviser’s or the Sub-Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Investments in Investment Companies Risk (All Funds) - A Fund may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company

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may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETFs - ETFs are pooled investment vehicles whose shares are listed and traded on U.S. and non-U.S. stock exchanges. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, a Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Large Capitalization Risk (All Funds) - If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (SMDAM Japan Equity ETF) - Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Leverage Risk (SMDAM Japan Equity ETF) - The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Liquidity Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) - Liquidity risk exists

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Management Risk (All Funds) - Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. A Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

New Fund Risk (SMDAM Japan Equity ETF) - Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) - Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the“Code”).

Portfolio Turnover Risk (All Funds) - Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Preferred Stock Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) - Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Quantitative Investing Risk (All Funds) - A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

REIT Risk (Quantamental China Equity ETF) - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

Risk of Investing in China (Quantamental China Equity ETF) - Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth,

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Risk of Investing in Japan (SMDAM Japan Equity ETF) - The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. China has become an important trading partner with Japan, but the countries’ political relationship has been strained at times. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Sector Focus Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) - Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

Securities Lending Risk (Quantamental China Equity ETF) - Engaging in securities lending could increase the Fund’s market and credit risk. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending

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the security. These events could also trigger adverse tax consequences to the Fund. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small and Medium Capitalization Issuers Risk (All Funds) - Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Stock Connect Investing Risk (Quantamental China Equity ETF) - Fund purchases of China A Shares through Stock Connect involve ownership rights that are exercised differently than those involved in U.S. securities markets. When the Fund buys a Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock through Stock Connect, the Fund is purchasing a security registered under the name of the Hong Kong Securities Clearing Company Limited (“HKSCC”) that acts as a nominee holder for the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock. The Fund as the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock can exercise its rights through its nominee HKSCC. However, due to the indirect nature of holding its ownership interest through a nominee holder, the Fund might encounter difficulty in exercising or timely exercising its rights as the beneficial owner when trading through HKSCC under Stock Connect, and such difficulty may expose the Fund to risk of loss.

Valuation Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) - The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

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Value Style Risk (Quantamental China Equity ETF) - Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

9. Other:

At September 30, 2024, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund III and

Shareholders of Rayliant Quantamental China Equity ETF,

Rayliant Quantamental Emerging Market ex-China Equity ETF

(formerly, Rayliant Quantamental Emerging Market Equity ETF),

Rayliant Quantitative Developed Market Equity ETF

and Rayliant SMDAM Japan Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF (formerly, Rayliant Quantamental Emerging Market Equity ETF), Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF (collectively referred to as the “Funds”), (four of the funds constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting The Advisors’ Inner Circle Fund III) at September 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors’ Inner Circle Fund III	Statement of operations	Statements of changes in net assets	Financial highlights
Rayliant Quantamental China Equity ETF	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024 and the period from December 30, 2020 (commencement of operations) through September 30, 2021

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024

Individual fund constituting The Advisors’ Inner Circle Fund III	Statement of operations	Statements of changes in net assets	Financial highlights
Rayliant Quantamental Emerging Market ex-China Equity ETF (formerly, Rayliant Quantamental Emerging Market Equity ETF)	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years in the period ended September 30, 2024 and the period from December 15, 2021 (commencement of operations) through September 30, 2022
Rayliant Quantitative Developed Market Equity ETF	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years in the period ended September 30, 2024 and the period from December 15, 2021 (commencement of operations) through September 30, 2022
Rayliant SMDAM Japan Equity ETF	For the period from April 3, 2024 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due

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to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Rayliant Asset Management companies since 2021.

Philadelphia, Pennsylvania

November 26, 2024

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT & INVESTMENT SUB-ADVISORY AGREEMENT (FORM N-CSR ITEM 11)

Rayliant Quantamental China Equity ETF

Rayliant Quantamental Emerging Market ex-CHINA Equity ETF

Rayliant Quantitative Developed Market Equity ETF

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 17–18, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of funds and the Funds’ benchmark indices.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

administrator comparing the Funds’ performance to their benchmark indices and peer groups of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

67

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

Rayliant SMDAM Japan Equity ETF

Pursuant to Section 15 of the 1940 Act, the Fund’s advisory and sub-advisory agreements (the “SMDAM Japan Equity Advisory Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on March 26–27, 2024 to decide whether to approve the SMDAM Japan Equity Advisory Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (the “Sub-Adviser”), furnish information necessary to evaluate the terms of the SMDAM Japan Equity Advisory Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the SMDAM Japan Equity Advisory Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s/ policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; (x) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Adviser’s and the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the SMDAM Japan Equity Advisory Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the SMDAM Japan Equity Advisory Agreements.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

In considering the approval of the SMDAM Japan Equity Advisory Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed SMDAM Japan Equity Advisory Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other

69

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the SMDAM Japan Equity Advisory Agreements.

Approval of the SMDAM Japan Equity Advisory Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the SMDAM Japan Equity Advisory Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the SMDAM Japan Equity Advisory Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a September 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2024, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	FTC
Rayliant Quantamental China Equity ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.47%	0.00%	6.77%
Rayliant Quantamental Emerging Market ex-China Equity ETF
0.00%	0.00%	100.00%	100.00%	0.00%	33.88%	0.00%	0.00%	0.00%	51.04%
Rayliant Quantitative Developed Market Equity ETF
0.00%	0.00%	100.00%	100.00%	49.07%	100.00%	0.00%	0.08%	0.00%	0.00%
Rayliant SMDAM Japan Equity ETF
0.00%	0.00%	100.00%	100.00%	0.00%	94.25%	0.00%	0.29%	0.00%	100.00%

1.

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

2.

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

3.

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

5.

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

71

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2024 (UNAUDITED)

Rayliant Quantamental China Equity ETF intends to pass through a foreign tax credit to shareholders. For the fiscal period ended September 30, 2024, the total amount of foreign source income is $916,606. The total amount of foreign tax paid is $124,465. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

Rayliant Quantamental Emerging Market ex-China Equity ETF intends to pass through a foreign tax credit to shareholders. For the fiscal period ended September 30, 2024, the total amount of foreign source income is $1,456,730. The total amount of foreign tax paid is $652,793. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

Rayliant SMDAM Japan Equity ETF intends to pass through a foreign tax credit to shareholders. For the fiscal period ended September 30, 2024, the total amount of foreign source income is $175,957. The total amount of foreign tax paid is $38,117. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

72

NOTES

Rayliant ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-866-898-1688

Investment Adviser:

Rayliant Asset Management

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

Investment Sub-Adviser:

SMDAM

Toranomon Hills Business Tower 26F

17-1, Toranomon 1-chome, Minato-ku, Tokyo

Japan, 105-6426

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RAY-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 6, 2024